INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 15:	INCOME TAXES

a.	Income (Loss) before taxes on income

Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$21,095	$9,081	$10,485
Foreign	(6,557)	1,816	(92,065)

Total	$14,538	$10,897	$(81,580)

b.	Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current taxes	$3,816	$1,706	$1,212
Taxes in respect of previous years	(129)	612	(1,179)
Deferred tax expense (benefit)	(2,042)	458	(8,859)

Total	$1,645	$2,776	$(8,826)

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$3,055	$2,187	$1,548
Foreign	(1,410)	589	(10,374)

Total	$1,645	$2,776	$(8,826)

Domestic:
Current taxes	$3,519	$1,121	$387
Deferred tax (benefit) expense	(197)	649	2,532
Taxes in respect of previous years	(267)	417	(1,371)

Total - Domestic	$3,055	$2,187	$1,548

Foreign:
Current taxes	$297	$585	$825
Deferred tax benefit	(1,845)	(191)	(11,391)
Taxes in respect of previous years	138	195	192

Total - Foreign	$(1,410)	$589	$(10,374)

Total income tax expense	$1,645	$2,776	$(8,826)

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$4,490	$4,992
Research and development	2,865	2,216
Intangible assets	2,543	1,480
Other temporary differences mainly relating to reserve and allowances	624	718
Deferred tax assets, before valuation allowance	10,522	9,406
Valuation allowance	4,351	4,992
Total deferred tax assets, net	$6,171	$4,414

Domestic:
Long term deferred tax asset, net	$1,050	$950
	$1,050	$950

Foreign:
Long term deferred tax asset, net	$5,121	$3,464
	$5,121	$3,464

Total deferred tax asset, net	$6,171	$4,414

The $641 change in the total valuation allowance for the year ended December 31, 2019, relates to the increase in deferred taxes on operating loss carry-forwards and temporary differences for which a full valuation allowance was recorded.
d.	Reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2019	2018	2017

Income (Loss) before taxes on income	$14,538	$10,897	$(81,580)
Statutory tax rate in Israel	23.0%	23.0%	24.0%
Theoretical tax expense (income)	$3,344	$2,506	$(19,579)

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(2,973)	(1,301)	(584)
Non-deductible expenses	374	298	1,150
Non- deductible Impairment charges	-	-	12,652
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	421	541	(209)
Tax adjustment in respect of different tax rate of foreign subsidiaries	397	511	(3,392)
Change in future tax rate	-	-	836
Other	82	221	300

Taxes on income	$1,645	$2,776	$(8,826)

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.11	$0.05	$0.02
Diluted	$0.11	$0.05	$0.02

e.	Income tax rates

Taxable income of Israeli companies was generally subject to corporate tax at the rate of was 24% in 2017 and 23% in 2018 and 2019. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise (as discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Deferred taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently, the Company does not intend to distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries and pay down its debt. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The amount of undistributed earnings of foreign subsidiaries is immaterial.

f.	Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011 (which was amended in August 2013). According to the reform, a flat rate tax applies to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

The Company’s Israeli operations elected “Preferred Enterprise” status, started in 2011.

Benefits granted to a Preferred Enterprise include reduced tax rates. As part of Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all other Areas other than Area A (which was 9% from 2016 onward).

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from “Preferred Income” that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

g.	The New Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the 2017 Amendment") was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports.

Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise,” status and concluded that the Israeli subsidiary is eligible to the above-mentioned benefits. The Company implemented the Preferred Technological Enterprise benefits in its tax calculations starting 2017.

h.	Uncertain tax positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2019	2018

Balance at the beginning of the year	$3,619	$4,195
Decrease related to prior year tax positions, net	404	658
Increase related to current year tax positions, net	447	82

Balance at the end of the year	$3,662	$3,619

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in finance expenses. During the years ended December 31, 2019, 2018 and 2017, the Company recognized approximately $158, $12 and $344 in interest and penalties. The Company had $573 and $415 for the payment of interest and penalties accrued at December 31, 2019, and 2018, respectively.

The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements, although the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The Company’s tax assessments in Israel and the U.S. for tax years prior to 2015 and 2016 respectively are considered final. The Company has net operating losses in the U.S. from prior tax periods beginning in 2014 which may be subject to examination upon utilization in future tax periods

i.	Tax loss carry-forwards

As of December 31, 2019, the Company’s U.S. subsidiaries have net operating loss carry-forwards of $3,189.

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2034 up to 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. NOLs created in 2018 onwards may be carried forward indefinitely.

As of December 31, 2019, the Company’s European subsidiaries have net operating loss carry-forwards of $8,592 which may be carried forward indefinitely.

As of December 31, 2019, Perion have net operating loss carry-forwards, in Israel, of $12,800 which may be carried forward indefinitely.

j.	US Tax Reform:

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “TCJA”). The TCJA makes broad and complex changes to the Code. The changes include, but are not limited to:

•	A corporate income tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017 (“Rate Reduction”);
•
The transition of U.S international taxation from a worldwide tax system to a territorial system by providing a 100 percent deduction to an eligible U.S. shareholder on foreign sourced dividends received from a foreign subsidiary (“100% Dividend Received Deduction”);

•	A one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017;

In March 2018, the FASB issued Accounting Standards Update No. 2018-05, "Income Taxes Topic (740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118" ("ASU 2018-05") to address situations when a registrant does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the TCJA.

The Company included a $836 provisional estimate for the expected impact of the TCJA as of December 31, 2017, mainly in respect of the corporate rate reduction. During 2018, the Company completed its analysis of the impacts of the Act with an immaterial impact.